SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment estimated useful life and residual value
Category	Estimated useful life
Buildings	35 years
Furniture, fixture and equipment	5 years
Motor vehicles	5 years
Leasehold improvement and building improvement	Shorter of lease term or economic life

Schedule of net revenues

	Years ended December 31,
	2015	2016	2017

Services:

Tuition fees from kindergartens and play-and-learn centers	62,505	78,268	100,745
Franchise fees	8,743	12,425	13,537
Training and other services	3,567	5,243	7,703
Royalty fees	—	—	884

	74,815	95,936	122,869

Products:

Sale of educational merchandise	8,043	12,577	17,934

Total net revenues	82,858	108,513	140,803